Available-for-Sale Financial Assets (Details) - USD ($)		1 Months Ended	12 Months Ended
	Nov. 03, 2017	Jan. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 08, 2017
Related Party Transaction [Line Items]
Aggregate common stock shares			275,000
Common stock, par value			$ 0.002731	$ 0.002731	$ 0.002731
Issued and outstanding shares of common stock, percentage			3.00%
Purchase agreement, description			(i) 18 months from the Effective Date, (ii) such time as the Purchasers in aggregate hold less than five percent (5%) of the issued and outstanding shares of the Seller's common stock, or (iii) such time as the shares of common stock of GHSI shall become listed or approved for listing on a national securities exchange.
Guardion Health Sciences [Member]
Related Party Transaction [Line Items]
Aggregate purchase price	$ 1,500,043
Aggregate common stock shares	1,304,348
Purchase price per Share	$ 1.15
Common stock, par value	$ 0.001
Purchase agreement, description		one-for-two (1:2)
Guardion Health Sciences [Member] | Digital Grid Hong Kong Technology Co Limited [Member]
Related Party Transaction [Line Items]
Aggregate purchase price	$ 5,000,001
Aggregate common stock shares	4,347,827
Maximum [Member] | Guardion Health Sciences [Member]
Related Party Transaction [Line Items]
Outstanding common stock percentage held by DGHKT			7.40%
Minimum [Member] | Guardion Health Sciences [Member]
Related Party Transaction [Line Items]
Outstanding common stock percentage held by DGHKT			3.17%